Shareholders' contributions - Share Capital (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 17, 2022	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital and share premium
Balance at beginning of period			$ 1,047,830	$ 963,724	$ 1,028,883
Employee share options exercised			2,124
Restricted shares granted and units vested			1,824	448	1,224
Purchase of own shares			(36,844)	(66,463)	(4,365)
Dividends paid to shareholders	$ (17,500)	$ (17,500)		(298)	(2,460)
Balance at end of period			$ 1,163,643	$ 1,047,830	$ 963,724
Number of shares
Number of shares
Stock at beginning of period (shares)			122,382,000	122,382,000	122,382,000
Reduction of issued share capital of the company (in shares)			(11,000,000)
Stock at end of period (shares)			111,382,000	122,382,000	122,382,000
Share capital and share premium
Balance at beginning of period			$ 183,573	$ 183,573	$ 183,573
Balance at end of period			167,073	183,573	183,573
Share capital and share premium
Share capital and share premium
Balance at beginning of period			1,034,633	1,086,388	1,085,312
Reduction of issued share capital of the company			(16,500)
Employee share options exercised			2,432
Restricted shares granted and units vested				3,594	4,182
Restricted shares granted			4,647
Purchase of own shares			(29,970)	(55,349)	(3,106)
Dividends paid to shareholders			(35,000)
Balance at end of period			$ 960,242	$ 1,034,633	$ 1,086,388